EARNINGS/(LOSS) PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
(Loss)/Profit for the year	$ (21,985)	$ 819